NATURE OF OPERATIONS AND GOING CONCERN (Details Textual)					1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 29, 2018	Feb. 26, 2015 shares	Feb. 25, 2015 shares	Feb. 13, 2015	Oct. 29, 2018	Apr. 21, 2016 shares	Feb. 13, 2015	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Jun. 12, 2018 shares	Nov. 06, 2017 shares	Mar. 31, 2017 shares	Dec. 31, 2014 shares
Stock Issued During Period, Shares, New Issues			1,753
Working Capital Surplus (Deficit) | $								$ (802,997)		$ 479,408	$ (6,711,941)
Comprehensive Income (Loss), Net of Tax | $								$ (2,120,644)	$ (760,698)	$ (10,556,601)	$ (14,625,790)
Common Stock, Shares Authorized								500,000,000		500,000,000	250,000,000	500,000,000	250,000,000	150,000,000	200,000,000
Reverse stock split ratio	0.0067			0.831105
Retained Earnings (Accumulated Deficit) | $								$ (48,478,017)		$ (46,357,373)	$ (35,776,340)
Stockholders' Equity, Reverse Stock Split					the Company effected a reverse stock split and thereafter Bionik’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.		the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Interactive Motion Technologies Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						157,667
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues		333,334
Share Exchange Ratio		3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%